NATURE OF OPERATIONS (Details Textual)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Mint LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cerro Los Gatos Underground Silver Mine [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture	70.00%